ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Significant components of accounts payable and accrued liabilities were as follows:

	December 31, 2024	December 31, 2023

Accounts payable	$936,952	$635,339
Accrued expenses	83,983	40,540
Accrued credit card payables	120,119	54,416
Other accrued liabilities	45,914	105,188
Total	$1,186,968	$835,483